INCOME TAXES - Additional information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net operating loss carryforwards	$ 64,430,676	$ 70,615,285
Valuation allowance for Operating loss carryforwards	20,695,157	23,654,338
Deferred tax assets net of valuation allowances	4,000,159	4,888,240	$ 2,931,196	$ 1,224,057
Deferred Tax Assets, Operating Loss Carryforwards	13,407,157	16,926,698
Operating Loss Carryforwards	64,430,676	70,615,285
Operating loss carryforwards	5,417,059
Realizability of deferred tax assets		1,877,166
Utilization of deferred tax assets	909,347
Expected Utilization Prior To Expiration
Net operating loss carryforwards	43,735,519	46,960,947
Operating Loss Carryforwards	43,735,519	46,960,947
HNTE
Deferred tax assets net of valuation allowances	$ 3,867,639	$ 4,828,340
USA
Term of operating loss carryforward (in years)	5 years
PRC
Term of operating loss carryforward (in years)	10 years